Revenue Recognition and Related Party Revenue (Q2)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Revenue Recognition and Related Party Revenue

14. REVENUE RECOGNITION AND RELATED PARTY TRANSACTIONS
Revenue—Summarized below are amounts included in Fee and Management Income. The revenue includes the fees and reimbursements earned by us from the Managed Funds, and other revenues that are not in the scope of ASC 606 but are included in this table for the purpose of disclosing all related party revenues (in thousands):

	Three Months Ended				Six Months Ended
	June 30, 2019				June 30, 2019
	PECO III	Joint Ventures	Other Parties(1)	Total	PECO III	Joint Ventures	Other Parties(1)	Total
Recurring fees(2)	$228	$1,352	$59	$1,639	$422	$2,681	$118	$3,221
Transactional revenue and reimbursements(3)	204	621	2	827	1,016	1,026	7	2,049
Insurance premiums	21	72	492	585	24	72	946	1,042
Total fees and management income	$453	$2,045	$553	$3,051	$1,462	$3,779	$1,071	$6,312

(1)	Insurance premium income from other parties includes amounts from third parties not affiliated with us in the amount of $0.5 million and $1.0 million for the three and six months ended June 30, 2019.

(2)	Recurring fees include asset management fees and property management fees.

(3)	Transaction revenue includes items such as leasing commissions, construction management fees, and acquisition fees.

	Three Months Ended				Six Months Ended
	June 30, 2018				June 30, 2018
	REIT II(1)	PECO III and Joint Ventures	Other Parties(2)	Total	REIT II(1)	PECO III and Joint Ventures	Other Parties(2)	Total
Recurring fees	$5,189	$581	$77	$5,847	$10,333	$1,139	$152	$11,624
Transactional revenue and reimbursements	2,240	515	(11)	2,744	3,951	1,184	20	5,155
Insurance premiums	109	—	437	546	189	—	881	1,070
Total fees and management income	$7,538	$1,096	$503	$9,137	$14,473	$2,323	$1,053	$17,849

(1)	All amounts earned from REIT II were earned prior to the close of the Merger in November 2018, and ceased upon its acquisition by us.

(2)
Recurring fees and other revenue from other parties includes amounts from third parties not affiliated with us in the amount of $0.5 million and $0.9 million for the three and six months ended June 30, 2018.

Organization and Offering Costs—Under the terms of one of our Management Agreements, we have incurred organization and offering costs related to PECO III’s private placement and public offering since 2017. In June 2019, PECO III’s Board of Directors approved the suspension of the public offering, effective June 14, 2019. In connection with the suspension, we reduced our organization and offering cost receivable to the contractually obligated amount as of June 30, 2019, which resulted in a reduction of $2.3 million to Accounts Receivable - Affiliates on our consolidated balance sheets. As of June 30, 2019 and December 31, 2018, we had receivables for organization and offering costs of $2.5 million and $4.5 million, respectively, which were recorded in Accounts Receivable - Affiliates on our consolidated balance sheets.
In addition to organization and offering costs, we have receivables related to Management Agreements from related parties of $0.9 million and $0.6 million as of June 30, 2019 and December 31, 2018, respectively. These amounts were recorded in Accounts Receivable - Affiliates on the consolidated balance sheets.
Other Related Party Matters—Griffin Capital Company, LLC (“Griffin sponsor”) owns a 25% interest, and we own a 75% interest, in the PECO III advisor. A portion of organization and offering costs was incurred by the Griffin sponsor. In connection with the suspension of PECO III’s public offering, we have reduced our organization and offering cost payable to the contractually obligated amount as of June 30, 2019, which resulted in a $0.4 million reduction to Accounts Payable and Other Liabilities on our consolidated balance sheets. This reduction, coupled with the $2.3 million reduction to Accounts Receivable - Affiliates, resulted in a net increase in expense of $1.9 million recorded in Other Impairment Charges in our consolidated statements of operations. As such, of the receivable we have from PECO III, $0.9 million and $1.2 million were reimbursable to the Griffin sponsor as of June 30, 2019 and December 31, 2018, respectively, and were recorded in Accounts Payable and Other Liabilities on the consolidated balance sheets.
PECO Air L.L.C. (“PECO Air”), an entity in which Mr. Edison, our Chairman, Chief Executive Officer, and President, owns a 50% interest, owns an airplane that we use for business purposes in the course of our operations. We paid approximately $0.2 million to PECO Air for use of its airplane for the three months ended June 30, 2019 and 2018. For the six months ended June 30, 2019 and 2018, we paid $0.5 million and $0.4 million, respectively.
We are the limited guarantor for up to $200 million, capped at $50 million in most instances, of debt for our NRP joint venture. Our guarantee is limited to being the non-recourse carveout guarantor and the environmental indemnitor. Additionally, as a part of the GRP I joint venture, GRP I assumed from us a $175 million mortgage loan for which we assumed the obligation of limited guarantor. Our guarantee is limited to being the non-recourse carveout guarantor and the environmental indemnitor. We entered into a separate agreement with Northwestern Mutual in which we agree to apportion any potential liability under this guaranty between us and them based on our respective ownership percentages.